Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited):

Summarized quarterly financial data for the years ended December 31, 2012 and 2011 are as follows (in thousands, except per share data):

	2012
	First	Second	Third	Fourth
Revenues (other than gains)	$48,226	$51,950	$57,049	$58,958
Expenses	(43,248)	(45,500)	(49,084)	(101,054)
Operating income (loss)	4,978	6,450	7,965	(42,096)
Interest and other income	97	44	64	67
Interest expense	(8,830)	(8,536)	(8,521)	(9,033)
Gain on sale of real estate and other assets	—	—	548	—
Income tax (expense) benefit	(161)	11	7	(118)
Income (loss) from continuing operations	(3,916)	(2,031)	63	(51,180)
Income (loss) from discontinued operations	3,668	108	158	(2,790)
Gain on sale of real estate from discontinued operations	5,575	3,197	995	3,172
Net income (loss)	5,327	1,274	1,216	(50,798)
Noncontrolling interests	(622)	1,499	913	1,796
Net income (loss) attributable to Parkway Properties, Inc.	4,705	2,773	2,129	(49,002)
Dividends on preferred stock	(2,711)	(3,721)	(2,711)	(2,711)
Net income (loss) attributable to common stockholders	$1,994	$(948)	$(582)	$(51,713)
Net income (loss) per common share:
Basic:
Loss from continuing operations attributable to
Parkway Properties, Inc.	$(0.18)	$(0.17)	$(0.04)	$(1.17)
Discontinued operations	0.27	0.13	0.02	0.01
Basic net income (loss) attributable to Parkway Properties, Inc.	$0.09	$(0.04)	$(0.02)	$(1.16)
Dividends per common share	$0.075	$0.075	$0.1125	$0.1125
Diluted:
Loss from continuing operations attributable to
Parkway Properties, Inc.	$(0.18)	$(0.17)	$(0.04)	$(1.17)
Discontinued operations	0.27	0.13	0.02	0.01
Diluted net income (loss) attributable to Parkway Properties, Inc.	$0.09	$(0.04)	$(0.02)	$(1.16)
Weighted average shares outstanding:
Basic	21,568	23,440	36,487	44,476
Diluted	21,568	23,440	36,487	44,476

	2011
	First	Second	Third	Fourth
Revenues (other than gains)	$24,929	$36,011	$45,502	$46,736
Expenses	(24,651)	(45,146)	(39,488)	(51,901)
Operating income (loss)	278	(9,135)	6,014	(5,165)
Interest and other income	324	437	87	90
Interest expense	(6,106)	(7,369)	(8,578)	(8,364)
Equity in earnings (loss) of unconsolidated joint ventures	35	44	(14)	(8)
Gain on sale of real estate	—	—	743	—
Income tax (expense) benefit	—	(224)	174	(6)
Loss from continuing operations	(5,469)	(16,247)	(1,574)	(13,453)
Loss from discontinued operations	(2,322)	(3,646)	(131,275)	(55,842)
Gain on sale of real estate from discontinued operations	—	4,292	2,275	11,258
Net loss	(7,791)	(15,601)	(130,574)	(58,037)
Noncontrolling interests	3,196	3,371	77,547	986
Net loss attributable to Parkway Properties, Inc.	(4,595)	(12,230)	(53,027)	(57,051)
Dividends on preferred stock	(2,187)	(2,443)	(2,711)	(2,711)
Net loss available to common stockholders	$(6,782)	$(14,673)	$(55,738)	$(59,762)
Net income per common share:
Basic:
Loss from continuing operations attributable to
Parkway Properties, Inc.	$(0.29)	$(0.79)	$(0.05)	$(0.61)
Discontinued operations	(0.03)	0.11	(2.54)	(2.16)
Basic net loss attributable to Parkway Properties, Inc.	$(0.32)	$(0.68)	$(2.59)	$(2.77)
Dividends per common share	$0.075	$0.075	$0.075	$0.075
Diluted:
Loss from continuing operations attributable to
Parkway Properties, Inc.	$(0.29)	$(0.79)	$(0.05)	$(0.61)
Discontinued operations	(0.03)	0.11	(2.54)	(2.16)
Diluted net loss attributable to Parkway Properties, Inc.	$(0.32)	$(0.68)	$(2.59)	$(2.77)
Weighted average shares outstanding:
Basic	21,476	21,489	21,502	21,541
Diluted	21,476	21,489	21,502	21,541